Related parties (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of balances due from/to related parties

	Type of transaction	Country of origin	2024		2023		Terms
Due from:
Frontier Airlines Inc. (“Frontier”)	Code-share	USA	US$	2,161	US$	-	30 days

Due to:
MRO Commercial, S.A. (“MRO”)	Aircraft maintenance and technical support	El Salvador	US$	979	US$	8	30 days
Frontier Airlines Inc. (“Frontier”)	Code-share	USA		662		1,918	30 days
A&P International Services, S.A.P.I de C.V. (“AISG”)	Aircraft maintenance	Mexico		299		313	30 days
Mijares, Angoitia, Cortés y Fuentes, S.C.	Professional fees	Mexico		146		105	30 days
Chevez, Ruiz, Zamarripa y Cía., S.C.	Professional fees	Mexico		117		620	30 days
Volantio, Inc.	Customer support services	USA		80		-	30 days
Jetsmart Airlines S.A. (“Jetsmart Argentina”)	Leases	Argentina		80		-	30 days
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. (“OMA”)	Airport Services	Mexico		-		12,881	30 days
			US$	2,363	US$	15,845

Schedule of transactions with related parties

Related party transactions	Country of origin	2024		2023		2022
Revenues:
Transactions with affiliates
Frontier Airlines Inc (“Frontier”)
Code-share	USA	US$	5,478	US$	—	US$	5
Jetsmart Airlines SpA (“Jetsmart Chile”)
Professional fees	Chile		240		—		—
Jetsmart Airlines S.A. (“Jetsmart Argentina”)
Leases	Argentina		80		—		—
Expenses:
Transactions with affiliates
MRO Commercial, S.A.
Aircraft maintenance (1)	El Salvador	US$	21,354	US$	15,674	US$	11,097
Technical support	El Salvador		24		17		—
A&P International Services, S.A.P.I de C.V. (“AISG”)
Aircraft maintenance	Mexico		2,986		2,895		914
Volantio Inc.
Customer support services	USA		420		—		—

Related party transactions	Country of origin	2024	2023	2022
Mijares, Angoitia, Cortés y Fuentes, S.C.
Professional fees	Mexico	196	225	196
Chevez, Ruiz, Zamarripa y Cía, S.C.
Professional fees	Mexico	192	1,175	923
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. (“OMA”)
Airport services	Mexico	—	12,263	9,792
Servprot, S.A. de C.V.
Security services	Mexico	—	115	207
Aeromantenimiento, S.A.
Aircraft maintenance	El Salvador	—	—	3,690
Technical support	El Salvador	—	—	170
(1)	Includes amounts as part of major maintenance.